Other Long-term Liabilities - Schedule of Other Long-Term Liabilities (Details) € in Thousands, $ in Thousands		Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Schedule of Other Long Term Liabilities [Abstract]
Other liabilities	[1]	€ 873		€ 793
Liabilities for employee’s benefits		66		62
Total Other Long-term Liabilities		€ 939	$ 977	€ 855	[2]

[1]	Represents the portion of the consideration on account of the acquisition of rights in the Manara PSP which is required to be paid upon fulfillment of conditions and milestones that will not be met before December 31, 2025. See Note 6B.
[2]	Reclassified – See Note 2F.